SCHEDULE OF FUTURE MINIMUM PAYMENTS UNDER OPERATING LEASES (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Leases
2025	$ 62,374
2026	62,374
2027	62,374
2028	62,374
2029	31,188
Total lease payments	280,684
Less: imputed interest	(21,717)
Total operating lease liabilities, net of interest	$ 258,967	$ 34,143